GOODWILL AND INTANGIBLE ASSETS - Gross carrying value, accumulated amortization and net carrying value of intangible liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS
Gross Carrying Value	$ 20,000,000	$ 20,000,000
Accumulated Amortization	2,917,000	1,917,000	$ 0	$ 0
Net Carrying Value	$ 17,083,000	$ 18,083,000